Note 8 - Subsequent Events (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 25, 2023	Apr. 10, 2023	Mar. 31, 2023	Dec. 31, 2022
Director [Member]
Stock Issued During Period, Shares Per Month Per Director			4,000	4,000
Subsequent Event [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Granted Yearly, Intrinsic Value	$ 150,000
President [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services		70,852
Shares Issued, Price Per Share		$ 5.00